UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: June 30, 2006
Check here if Amendment [ ]; Amendment Number:

Institutional Investment Manager Filing this Report:
Name:            Wilkins Investment Counsel, Inc.
Address:         160 Federal Street, 17th Floor
                 Boston, MA 02110
13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:            Michael F. Charland
Title:           Executive Vice President
Phone:           617-951-9969
Signature,            Place,            and Date of Signing:
Michael F. Charland   Boston, MA        August 1, 2006

Report Type (Check only one):  [X] 13F HOLDINGS REPORT
                               [ ] 13F NOTICE
                               [ ] 13F COMBINATION REPORT

FORM 13F SUMMARY PAGE
Report Summary: Wilkins Investment Counsel, Inc. 6-30-06
Number of Other Included Managers:          0
Form 13F Information Table Entry Total:     71
Form 13F Information Table Value Total:     $127,315,795

List of Other Included Managers: None

Name of Issuer                                    Class   Cusip        Market         Shares    Inv Auth  Mngr    Voting Auth
                                                                                                                      None
3M Co.                                            Common  88579Y101            3707908     45907     Sole                45907
AT&T Corp.                                        Common  00206R102             313846     11253     Sole                11253
Abbott Laboratories                               Common  002824100             220841      5064     Sole                 5064
Affymetrix                                        Common  00826T108            1105920     43200     Sole                43200
American International Group                      Common  026874107             218013      3692     Sole                 3692
American Tower Systems Class A                    Common  029912201            2231926     71720     Sole                71720
Anadarko Petroleum                                Common  032511107             519821     10900     Sole                10900
Automatic Data Processing, Inc.                   Common  053015103            3451135     76100     Sole                76100
BP P.L.C.                                         Common  055622104            4997650     71795     Sole                71795
Bank of America Corp.                             Common  060505104            1145934     23824     Sole                23824
Barrick Gold Corp                                 Common  067901108             229134      7741     Sole                 7741
Bellsouth Corp                                    Common  079860102             405295     11196     Sole                11196
Berkshire Hathaway, Inc.Class B                   Common  084670207             429063       141     Sole                  141
Chevron Corp.                                     Common  166764100             397494      6405     Sole                 6405
Chubb Corp                                        Common  171232101            4826927     96732     Sole                96732
Citigroup                                         Common  172967101             473622      9816     Sole                 9816
Clorox Company                                    Common  189054109            4488307     73615     Sole                73615
Coca Cola                                         Common  191216100             402237      9350     Sole                 9350
Colgate Palmolive                                 Common  194162103            3093715     51648     Sole                51648
ConocoPhillips                                    Common  20825C104            3350418     51128     Sole                51128
Dow Chemical                                      Common  260543103            3730878     95590     Sole                95590
DuPont                                            Common  263534109             330845      7953     Sole                 7953
Electronic Data Systems                           Common  285661104            2670660    111000     Sole               111000
Eli Lilly & Company                               Common  532457108             715194     12940     Sole                12940
Emerson Electric Co.                              Common  291011104            1508580     18000     Sole                18000
Exxon Mobil Corp.                                 Common  30231G102            5330395     86885     Sole                86885
FPL Group Inc                                     Common  302571104             219314      5300     Sole                 5300
Forest Labs Inc.                                  Common  345838106             224402      5800     Sole                 5800
Gannett, Inc.                                     Common  364730101            1490534     26650     Sole                26650
General Electric                                  Common  369604103            2529548     76746     Sole                76746
General Mills, Inc.                               Common  370334104             201474      3900     Sole                 3900
Hartford Financial Services Group                 Common  416515104            3623672     42833     Sole                42833
Health Care Property Investors Inc.               Common  421915109             213920      8000     Sole                 8000
Heartland Express Inc.                            Common  422347104             739861     41333     Sole                41333
Home Depot                                        Common  437076102             998541     27900     Sole                27900
Hubbell Inc. Class B                              Common  443510201             385965      8100     Sole                 8100
Intel Corp.                                       Common  458140100             339796     17884     Sole                17884
International Business Machines                   Common  459200101            1160136     15102     Sole                15102
International Flavors & Fragrances                Common  459506101            4534507    128675     Sole               128675
Internet Security Systems, Inc.                   Common  46060X107            1583400     84000     Sole                84000
J.P. Morgan Chase                                 Common  46625H100            1196958     28499     Sole                28499
Johnson & Johnson                                 Common  478160104            3502444     58452     Sole                58452
McGraw-Hill Cos.                                  Common  580645109             405155      8066     Sole                 8066
Medco Health Solutions                            Common  58405U102            2319554     40495     Sole                40495
Medtronic Inc.                                    Common  585055106             361284      7700     Sole                 7700
Merck                                             Common  589331107            5307778    145698     Sole               145698
Microsoft                                         Common  594918104             280765     12050     Sole                12050
National City Corp.                               Common  635405103             476839     13176     Sole                13176
Newmont Mining Corp                               Common  651639106            4594324     86800     Sole                86800
Northern Trust Corp.                              Common  665859104            4308755     77916     Sole                77916
PepsiCo                                           Common  713448108            3011606     50160     Sole                50160
Pfizer, Inc                                       Common  717081103            1028315     43814     Sole                43814
Procter & Gamble                                  Common  742718109            6039440    108623     Sole               108623
Progress Energy, Inc.                             Common  743263105            1233884     28782     Sole                28782
Questar Corp.                                     Common  748356102            2249293     27945     Sole                27945
Royal DutchShell Class A ADR                      Common  780257804             580650      8669     Sole                 8669
Schlumberger Ltd                                  Common  806857108            1115985     17140     Sole                17140
Sigma Aldrich                                     Common  826552101            3731517     51370     Sole                51370
Staples, Inc.                                     Common  855030102            2936902    120612     Sole               120612
Suntrust Banks, Inc.                              Common  867914103             289788      3800     Sole                 3800
Sysco                                             Common  871829107             213187      6976     Sole                 6976
The Scotts Company                                Common  810186106            4088112     96600     Sole                96600
Time Warner, Inc.                                 Common  887317105            2039064    117865     Sole               117865
Union Pacific                                     Common  907818108             250992      2700     Sole                 2700
Verizon Communications                            Common  92343V104             808147     24131     Sole                24131
Wachovia Corp.                                    Common  929903102             886912     16400     Sole                16400
Walgreen Company                                  Common  931422109             454678     10140     Sole                10140
Wells Fargo & Co.                                 Common  949746101             207948      3100     Sole                 3100
Weyerhaeuser Co                                   Common  962166104             625239     10044     Sole                10044
Wm.Wrigley Jr. Company                            Common  982526105             276696      6100     Sole                 6100
Wyeth                                             Common  983024100            3952756     89006     Sole                89006
                                                                             127315795

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